Operating expenses	12 Months Ended
Dec. 31, 2018
Operating expenses
Operating expenses

3 Operating expenses

	2018	2017	2016
	£m	£m	£m
Salaries	3,002	3,180	3,771
Variable compensation	225	298	281
Social security costs	307	318	388
Pension costs	401	467	357
Other	187	413	327
Staff costs	4,122	4,676	5,124
Premises and equipment	1,383	1,565	1,388
UK bank levy	179	215	190
Depreciation and amortisation	731	808	778
Other administrative expenses (1)	3,193	3,108	8,555
Administrative expenses	5,486	5,696	10,911
Write down of goodwill and other intangible assets	37	29	159
	9,645	10,401	16,194

Note:

(1)	Includes litigation and conduct costs, net of amounts recovered. Refer to Notes 20 and 27 for further details.

The average number of persons employed, rounded to the nearest hundred, during the year, excluding temporary staff,was 67,600 (2017 - 73,400;2016 - 82,400). The average number of temporary employees during 2018 was 4,000 (2017 -  5,000;2016 - 6,700). The number of persons employed at 31 December, excluding temporary staff, by reportable segment, was as follows:

	2018	2017	2016
UK Personal Banking	23,400	19,500	22,600
Ulster Bank RoI	2,900	2,600	3,000
Personal & Ulster	26,300	22,100	25,600
Commercial Banking	10,200	6,900	8,100
Private Banking	1,900	1,500	1,700
Commercial & Private Banking	12,100	8,400	9,800
RBS International	1,600	1,600	800
NatWest Markets	4,500	5,300	1,500
Central items & other	20,900	32,300	39,300
Total	65,400	69,700	77,000

UK	46,600	51,200	57,300
USA	500	500	700
Europe	4,100	4,200	5,200
Rest of the World	14,200	13,800	13,800
Total	65,400	69,700	77,000

During 2018 the reporting lines of central and support staff directly supporting a reportableGroup segment were realigned to that segment.

Share-based payments

As described in the Remuneration report, the Group grants share-based awards to employees principally on the following bases:

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Republic of Ireland, Channel Islands, Gibraltar and Isle of Man	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2019 to 2023
Deferred performance awards	All	Awards of ordinary shares	Continuing employment or leavers in certain circumstances	2019 to 2025
Long-term incentives (2)	Senior employees	Awards of conditional shares or share options	Continuing employment or leavers in certain circumstances and/or achievement of performance conditions	2019 to 2025

Notes:

(1)	All awards have vesting conditions and therefore some may not vest.
(2)	Long-term incentives include the Executive Share Option Plan, the Long-Term Incentive Plan and the Employee Share Plan.

The fair value of options granted in 2018 was determined using a pricing model that included: expected volatility of shares determined at the grant date based on historical volatility over a period of up to five years; expected option lives that equal the vesting period; no dividends on equity shares; and risk-free interest rates determined from UK gilts with terms matching the expected lives of the options.

The strike price of options and the fair value on granting awards of fully paid shares is the average market price over the five trading days (three trading days for Sharesave) preceding grant date.

Sharesave

	2018		2017		2016
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	2.38	60	2.46	56	2.87	56
Granted	1.89	28	2.27	21	1.68	17
Exercised	2.44	(4)	2.46	(3)	2.37	—
Cancelled	2.46	(9)	2.49	(14)	3.02	(17)
At 31 December	2.18	75	2.38	60	2.46	56

Options are exercisable within six months of vesting; 4.9 million options were exercisable at 31 December 2018 (2017 –  3.7 million; 2016 – 8.1 million). The weighted average share price at the date of exercise of options was £2.13 (2017 - £2.77; 2016 - £1.78). At 31 December 2018, exercise prices ranged from £1.68 to £3.43 (2017 - £1.68 to £4.34; 2016 - £1.68 to £4.34) and the remaining average contractual life was 2.9 years (2017 - 2.9 years; 2016 – 2.9 years). The fair value of options granted in 2018 was £21 million (2017 - £21 million; 2016 - £18 million).

Deferred performance awards

	2018		2017		2016
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	264	101	296	102	276	80
Granted	156	59	152	63	170	75
Forfeited	(21)	(8)	(11)	(4)	(19)	(7)
Vested	(166)	(60)	(173)	(60)	(131)	(46)
At 31 December	233	92	264	101	296	102

The awards granted in 2018 vest in equal tranches on their anniversaries, predominantly over three years.

Long-term incentives

	2018			2017			2016
	Value	Shares	Options	Value at	Shares	Options	Value at	Shares	Options
	at grant	awarded	over shares	grant	awarded	over shares	grant	awarded	over shares
	£m	(million)	(million)	£m	(million)	(million)	£m	(million)	(million)
At 1 January	102	37	2	119	38	4	153	44	5
Granted	12	5	—	35	15	—	37	16	—
Vested/exercised	(5)	(2)	—	(22)	(7)	—	(39)	(12)	—
Lapsed	(24)	(8)	—	(30)	(9)	(2)	(32)	(10)	(1)
At 31 December	85	32	2	102	37	2	119	38	4

The market value of awards vested/exercised in 2018 was £5 million (2017 - £22 million; 2016 - £40 million). There are vested options of 2 million shares exercisable up to 2020 (2017 - 2 million; 2016 - 4 million).

Variable compensation awards

The following tables analyse the Group’s variable compensation awards for 2018.

	2018	2017	Change
	£m	£m	%
Non-deferred cash awards (1)	37	51	(27)
Total non-deferred variable compensation	37	51	(27)
Deferred bond awards	191	134	43
Deferred share awards	107	157	(32)
Total deferred variable compensation	298	291	2
Total variable compensation (2)	335	342	(2)

Variable compensation as a % of operating profit before tax (3)	9%	13%
Proportion of variable compensation that is deferred	89%	85%
of which
- deferred bond awards	64%	46%
- deferred share awards	36%	54%

	2018	2017	2016
Reconciliation of variable compensation awards to income statement charge	£m	£m	£m
Variable compensation awarded	335	342	343
Less: deferral of charge for amounts awarded for current year	(130)	(133)	(103)
Income statement charge for amounts awarded in current year	205	209	240

Add: current year charge for amounts deferred from prior years	86	96	147
Less: forfeiture of amounts deferred from prior years	(66)	(7)	(106)
Income statement charge for amounts deferred from prior years	20	89	41

Income statement charge for variable compensation (2)	225	298	281

	Actual			Expected
					2020
	2016	2017	2018	2019	and beyond
Year in which income statement charge is expected to be taken for deferred variable compensation	£m	£m	£m	£m	£m
Variable compensation deferred from 2016 and earlier	147	96	5	9	4
Variable compensation deferred from 2017	—	—	81	22	15
Less: forfeiture of amounts deferred from prior years	(106)	(7)	(66)	—	—
Variable compensation for 2018 deferred	—	—	—	89	41
	41	89	20	120	60

Notes:

(1)	Cash awards are limited to £2,000 for all employees.
(2)	Excludes other performance related compensation.
(3)	Operating profit before tax and variable compensation expense. This was previously measured against adjusted operating profit before variable compensation expense (2017: 7%).